Income Taxes (Schedule of Difference Between Actual Income Taxes and Expected Federal Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Federal income tax at 34%	$ (2,550)	$ (3,798)	$ (8,377)	$ (6,194)	$ (942)
Percentage of Federal income tax rate	34.00%	34.00%	34.00%	34.00%	34.00%
Meals and entertainment	285	182	554	364	260
State income tax, net of federal benefit	(430)	(603)	(984)	(333)	(80)
Change in valuation allowance	2,967		19,188
Foreign income tax expense rate difference			219
Other	272	17	198	36	(15)
Income tax expense (benefit)		$ (4,202)	$ 10,798	$ (6,127)	$ (777)